Share-Based Compensation - Additional Information (Detail) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
	Apr. 24, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 20, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		$ 19.5	$ 12.8
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		4.8
Share-based compensation expense related to unvested performance-based stock options not yet recognized		0.0		$ 5.3
Term Based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense related to unvested performance-based stock options not yet recognized		$ 49.7		$ 21.7
Share-based compensation expense related to unvested performance-based stock options expected to be recognized over a weighted average period		1 year 10 months 24 days		1 year 3 months 18 days
Stock options, vested				6,819,649
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense related to unvested performance-based stock options expected to be recognized over a weighted average period		2 years 9 months 18 days		2 years 2 months 12 days
Stock options, granted		159,323		76,192
Stock options, vested		230,990
Shares issued upon vesting of RSUs		105,990
Remaining vested and releasable		125,000
Unvested restricted stock units outstanding		534,323		605,990
Share-based compensation expense related to unvested performance-based stock options not yet recognized		$ 10.6		$ 7.1
Restricted Stock Units (RSUs) [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, vested		29,800
Restricted Stock Units (RSUs) [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock vesting period		3 years		3 years
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock vesting period		4 years		4 years
Hcm Stock Incentive Plan 2007 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		10,540,540		10,540,540
Common shares outstanding		5,000		10,000
Hcm Stock Incentive Plan 2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		12,500,000		12,500,000			15,000,000
Common shares outstanding		10,766,257
Share-based compensation expense				$ 16.1	$ 12.5	$ 12.8
Share based compensation arrangement by share based payment award exercise period after employment termination		90 days		90 days
Stock option awards, contractual term		10 years		10 years
Shares available for future grants of stock options and stock awards				1,939,403
Hcm Stock Incentive Plan 2013 [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock vesting period		4 years		4 years
Hcm Stock Incentive Plan 2013 [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock vesting period		5 years		5 years
Hcm Stock Incentive Plan 2013 [Member] | Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		600,000		600,000
Common shares outstanding		0		266,350
Share-based compensation expense		$ 1.5
Hcm Stock Incentive Plan 2013 [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation vesting threshold				The performance-based options vest on the earlier to occur of a change in control or an initial public offering ("IPO") in which the value of Ceridian stock is at least $26.92 per share or higher. If the value of the common stock has not reached $26.92 or higher per share at the time an IPO or change in control event occurs, the options expire unvested, or through the expiration date. Options issued under the 2013 HCM SIP, other than the Replacement Options, do not include performance based-options.
Hcm Stock Incentive Plan 2013 [Member] | Term Based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				7 years
Hcm Equity Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized	13,500,000
Common shares outstanding		5,125,110
Restricted stock vesting period	4 years
Share based compensation arrangement by share based payment award exercise period after employment termination	90 days
Stock option awards, contractual term	10 years
Shares available for future grants of stock options and stock awards		8,374,890